Commitments and Contingencies (SMR Liability) (Details) - Steam Methane Reformer Held Under Financing Arrangement [Member] - SMR Liability [Member] $ in Millions	Dec. 31, 2016 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2016	$ 17
2017	17
2018	17
2019	17
2020	17
2021 and thereafter	143
Total minimum payments	228
Less: Services element	87
Less: Interest	45
Total SMR liability	96
Less: Current portion of SMR liability	5
Long-term portion of SMR liability	$ 91